N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07322

The Integrity Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: March 28, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

INTEGRITY HIGH INCOME FUND
Schedule of Investments March 28, 2013 (unaudited)
	Principal Amount	Fair Value
CORPORATE BONDS (93.9%)

Consumer Discretionary (23.8%)
313 Group, Inc.–144A 6.375% 12/01/19	$60,000	$59,550
Academy Ltd–144A 9.250% 08/01/19	70,000	78,925
Allison Transmission Inc–144A 7.125% 05/15/19	125,000	134,531
AMC Entertainment Holdings 9.750% 12/01/20	135,000	155,756
AMC Entertainment Inc 8.750% 06/01/19	45,000	49,388
American Axle & MFG Inc 7.750% 11/15/19	25,000	27,625
American Axle & MFG Inc 6.250% 03/15/21	35,000	35,875
American Axle & MFG Inc–144A 9.250% 01/15/17	11,000	12,073
American Tire Dist Inc 9.750% 06/01/17	60,000	63,900
BC Mountain LLC–144A 7.000% 02/01/21	10,000	10,600
Cablevision Systems Corp 8.625% 09/15/17	65,000	75,725
*Caesars Entertainment 8.500% 02/15/20	145,000	143,188
Caesars Operating Escrow–144A 9.000% 02/15/20	170,000	171,063
Caesars Operating Escrow–144A 9.000% 02/15/20	85,000	85,531
Caesars Operating Escrow–144A 9.000% 02/15/20	40,000	40,250
CCO Holding LLC/Cap Corp 7.875% 04/30/18	55,000	58,506
CCO Holdings LLC/CAP Corp 7.000% 01/15/19	200,000	215,500
CCO Holdings LLC/CAP Corp 7.375% 06/01/20	60,000	66,525
CCO Holdings LLC/Cap Corp–144A 5.250% 03/15/21	40,000	39,750
Chinos Acquistion Corp 8.125% 03/01/19	95,000	102,125
*Chrysler GP/CG CO–Issuer 8.000% 06/15/19	200,000	219,250
Cinemark USA Inc 7.375% 06/15/21	60,000	67,050
Citycenter Holdings/Fin 7.625% 01/15/16	105,000	112,744
Claire's Stores Inc–144A 9.000% 03/15/19	145,000	163,850
Clear Channel Communication 9.000% 03/01/21	190,000	177,413
Clear Channel Worldwide 7.625% 03/15/20	5,000	5,169
Clear Channel Worldwide 7.625% 03/15/20	75,000	78,281
Clear Channel Worldwide–144A 6.500% 11/15/22	95,000	99,038
*Clear Channel Worldwide–144A 6.500% 11/15/22	255,000	269,025
CSC Holdings LLC 8.625% 02/15/19	105,000	126,000
Dana Holding Corp 6.500% 02/15/19	55,000	58,988
*Dish DBS Corp 7.875% 09/01/19	385,000	456,225
Dish DBS Corp 6.750% 06/01/21	125,000	138,750
Dish DBS Corp 4.625% 07/15/17	30,000	31,125
Dish DBS Corp 5.875% 07/15/22	70,000	73,413
Easton-Bell Sports Inc 9.750% 12/01/16	185,000	199,339
Ford Motor Credit Co LLC 5.000% 05/15/18	75,000	82,606
Goodyear Tire & Rubber Corp 8.750% 08/15/20	45,000	51,525
Goodyear Tire & Rubber Corp 8.250% 08/15/20	145,000	160,406
GWR Operating Partnership 10.875% 04/01/17	75,000	84,750
GXS Worldwide Inc 9.750% 06/15/15	30,000	31,125
Gymboree Corp 9.125% 12/01/18	90,000	84,713
Hanesbrands Inc 8.000% 12/15/16	35,000	37,931
Hanesbrands Inc 6.375% 12/15/20	75,000	81,656
Harrahs Operating Co Inc 11.250% 06/01/17	180,000	191,475
Harrahs Operating Co Inc 10.000% 12/15/18	60,000	40,875
HD Supply Inc 8.125% 04/15/19	110,000	124,300
HD Supply Inc 11.000% 04/15/20	60,000	72,750
HD Supply Inc 11.500% 07/15/20	75,000	88,875
Hughes Satellite Systems Corp 6.500% 06/15/19	50,000	54,875
Interactive Data Corp 10.250% 08/01/18	107,000	121,713
Inventiv Health Inc–144A 10.000% 08/15/18	35,000	29,925
Inventiv Health Inc–144A 10.000% 08/15/18	50,000	42,750
Inventiv Health Inc–144A 9.000% 01/15/18	75,000	78,750
Isle of Capri Casinos–144A 5.875% 03/15/21	60,000	60,000
Jarden Corp 7.500% 01/15/20	100,000	108,875
JC Penney Corp 6.375% 10/15/36	65,000	48,750
JC Penney Corp 7.950% 04/01/17	35,000	32,988
Libbey Glass Inc 6.875% 05/15/20	60,000	64,725
Limited Brands Inc 6.625% 04/01/21	85,000	96,050
Lynx I Corp–144A 5.375% 04/15/21	200,000	208,000
Marina District Fin 9.875% 08/15/18	170,000	175,100
MGM Mirage Inc 8.625% 02/01/19	275,000	320,375
MGM Mirage Inc 6.625% 12/15/21	100,000	104,875
MGM Mirage Inc–144A 6.750% 10/01/20	125,000	132,500
Michaels Stores Inc 7.750% 11/01/18	150,000	163,875
Nexeo Solutions LLC/Corp 8.375% 03/01/18	65,000	63,375
Nexstar Broadcasting, Inc–144A 6.875% 11/15/20	40,000	42,200
Nexstar/Mission Broadcast 8.875% 04/15/17	60,000	66,000
PC Merger Sub Inc–144A 8.875% 08/01/20	135,000	148,163
Petco Animal Supplies–144A 9.250% 12/01/18	90,000	99,225
Polymer Group Inc 7.750% 02/01/19	75,000	81,750
Quebecor Media 7.750% 03/15/16	114,000	116,138
Quebecor Media–144A 5.750% 01/15/23	70,000	71,400
Radio Systems Corp–144A 8.375% 11/01/19	70,000	74,025
RSI Home Products Inc–144A 6.875% 03/01/18	20,000	20,300
Sabre Inc–144A 8.500% 05/15/19	195,000	211,575
Sally Holdings 6.875% 11/15/19	75,000	83,063
Sally Holdings/Sally Cap 5.750% 06/01/22	50,000	52,188
Sealy Mattress Co 8.250% 06/15/14	210,000	210,790
Sealy Mattress Co–144A 10.875% 04/15/16	23,000	24,323
Serta Simmons Hldgs LLC–144A 8.125% 10/01/20	190,000	197,363
Service Corp Intl 6.750% 04/01/16	20,000	22,400
Service Corp Intl 7.625% 10/01/18	25,000	29,344
Service Corp Intl 7.500% 04/01/27	95,000	105,450
Service Corp Intl 7.000% 05/15/19	60,000	65,100
Servicemaster Company–144A 7.000% 08/15/20	90,000	93,150
Stewart Enterprises 6.500% 04/15/19	35,000	37,363
Tempur Pedic Internation 6.875% 12/15/20	30,000	32,025
Uncle Acquistion 2010 8.625% 02/15/19	120,000	124,200
Vail Resorts Inc 6.500% 05/01/19	165,000	177,066
Visteon Corp 6.750% 04/15/19	94,000	100,580
Wolverine World Wide–144A 6.125% 10/15/20	10,000	10,613
Zayo Escrow Corp 8.125% 01/01/20	25,000	28,000
		9,266,328
Consumer Staples (5.3%)
Bumble Bee Acquisition–144A 9.000% 12/15/17	154,000	169,400
*Central Garden & Pet Co 8.250% 03/01/18	175,000	180,250
Chiquita Brands Intl–144A 7.875% 02/01/21	30,000	31,463
*Del Monte Corp 7.625% 02/15/19	225,000	233,438
Dole Foods Co–144A 8.000% 10/01/16	25,000	26,000
Michael Foods Inc 9.750% 07/15/18	115,000	127,938
Post Holdings Inc 7.375% 02/15/22	120,000	131,250
Reynolds Group 5.750% 10/15/20	145,000	147,719
Reynolds GRP ISS/Reynold 9.875% 08/15/19	200,000	219,250
*Reynolds GRP ISS/Reynold 9.000% 04/15/19	400,000	423,000
Rite Aid Corp 7.500% 03/01/17	50,000	51,438
Rite Aid Corp 9.250% 03/15/20	85,000	95,944
Spectrum Brands Hldgs 6.750% 03/15/20	40,000	43,150
Spectrum Brands Escrow Corp–144A 6.375% 11/15/20	25,000	26,844
Spectrum Brands Escrow Corp–144A 6.625% 11/15/22	25,000	27,125
Spectrum Brands Inc 9.500% 06/15/18	125,000	141,563
		2,075,772
Energy (9.4%)
Access Midstream Partner 4.875% 05/15/23	60,000	59,250
Arch Coal Inc 8.750% 08/01/16	25,000	26,000
Arch Coal Inc 7.000% 06/15/19	40,000	36,100
Arch Coal Inc 7.250% 06/15/21	105,000	94,238
Berry Petroleum Co 6.375% 09/15/22	45,000	47,813
Breitburn Energy Partner 8.625% 10/15/20	75,000	82,875
Breitburn Energy Partner 7.875% 04/15/22	95,000	101,650
Chesapeake Energy Corp 6.625% 08/15/20	95,000	103,788
#Chesapeake Energy Corp 5.750% 03/15/23	60,000	60,825
Chesapeake Midstream PT 6.125% 07/15/22	45,000	48,263
Crosstex Energy LP 8.875% 02/15/18	165,000	178,613
Denbury Resources Inc 8.250% 02/15/20	95,000	106,400
Eagle Rock Energy Partners 8.375% 06/01/19	65,000	68,575
El Paso Corporation 7.250% 06/01/18	80,000	91,789
EP Ener/Everest Acq Fin 7.750% 09/01/22	75,000	82,875
EV Energy Partners 8.000% 04/15/19	135,000	142,425
Forest Oil Corp 7.250% 06/15/19	110,000	110,000
Halcon Resources Corp–144A 8.875% 05/15/21	135,000	145,463
Hiland Part Lp/Corp–144A 7.250% 10/01/20	35,000	38,238
James River Escrow Inc 7.875% 04/01/19	80,000	38,400
Kodiak Oil & Gas Corp 8.125% 12/01/19	100,000	113,000
Kodiak Oil & Gas Corp–144A 5.500% 01/15/21	25,000	26,188
Legacy Reserves/Finance–144A 8.000% 12/01/20	70,000	72,450
Linn Energy LLC 7.750% 02/01/21	140,000	150,150
Linn Energy LLC 6.500% 05/15/19	40,000	41,850
Linn Energy LLC–144A 6.250% 11/01/19	150,000	153,375
Magnum Hunter Resources–144A 9.750% 05/15/20	30,000	31,500
Magnum Hunter Resources–144A 9.750% 05/15/20	20,000	21,000
Markwest Energy Part/Fin 5.500% 02/15/23	75,000	78,563
Meg Energy Corp 6.375% 01/30/23	50,000	52,000
Midstates Petro Inc–144A 10.750% 10/01/20	50,000	55,500
Peabody Energy Corp 6.000% 11/15/18	75,000	79,688
Peabody Energy Corp 6.250% 11/15/21	30,000	31,200
Plains Exploration & Production 6.500% 11/15/20	255,000	281,775
Plains Exploration & Production 6.875% 02/15/23	85,000	96,263
QR Energy LP/QRE Finance 9.250% 08/01/20	70,000	74,200
Regency Energy Partners 5.500% 04/15/23	60,000	64,200
Sandridge Energy Inc 7.500% 03/15/21	55,000	57,200
Sandridge Energy Inc 8.125% 10/15/22	35,000	37,363
Sandridge Energy Inc 7.500% 02/15/23	30,000	31,125
Tervita Corp–144A 8.000% 11/15/18	70,000	72,363
Tesoro Corp–144A 5.875% 10/01/20	60,000	63,300
Trinidad Drilling Ltd–144A 7.875% 01/15/19	80,000	86,800
Vanguard Nat Res/VNR Fin 7.875% 04/01/20	105,000	112,613
WPX Energy Inc 6.000% 01/15/22	85,000	89,038
		3,636,284
Financials (7.9%)
Ally Financial Inc 5.500% 02/15/17	160,000	173,079
Ally Financial Inc 4.625% 06/26/15	80,000	83,704
*Ally Financial Inc 6.250% 12/01/17	340,000	380,223
Avaya Inc 10.500% 03/01/21	95,165	90,645
Avaya Inc–144A 7.000% 04/01/19	100,000	97,750
*(3)Bank of America Corp 8.000% 12/29/49	150,000	168,570
Cit Group Inc 5.250% 03/15/18	120,000	129,600
Cit Group Inc 5.000% 05/15/17	60,000	64,350
Cit Group Inc 4.250% 08/15/17	110,000	114,950
Claires Stores Inc 8.875% 03/15/19	65,000	68,575
CNH Capital LLC 6.250% 11/01/16	55,000	60,775
CNH Capital LLC 3.875% 11/01/15	30,000	30,750
Geo Group Inc 6.625% 02/15/21	65,000	71,419
#Hawk Acquisition Sub Inc–144A 4.250% 10/15/20	12,000	12,015
Intl Lease Fin Corp 8.625% 09/15/15	75,000	85,313
*Intl Lease Fin Corp 8.750% 03/15/17	255,000	299,944
Intl Lease Fin Corp 6.250% 05/15/19	65,000	71,175
Intl Lease Fin Corp 5.750% 05/15/16	15,000	16,200
Intl Lease Finance Corp 5.875% 04/01/19	200,000	216,031
Nuveen Investments Inc–144A 9.500% 10/15/20	95,000	99,275
Realogy Corp–144A 7.875% 02/15/19	120,000	131,400
Realogy Corp–144A 7.625% 01/15/20	70,000	78,925
Samson Investment Company–144A 9.750% 02/15/20	70,000	74,375
UPCB Fin III LTD–144A 6.625% 07/01/20	300,000	322,500
Watco Cos LLC/Finance Co 6.375% 04/01/23	40,000	41,150
WMG Acquisition Corp 11.500% 10/01/18	40,000	46,950
WMG Acqusition Corp–144A 6.000% 01/15/21	40,000	41,900
		3,071,543
Health Care (9.2%)
Accellent Inc 8.375% 02/01/17	85,000	90,312
Accellent Inc 10.000% 11/01/17	100,000	88,500
Biomet Inc–144A 6.500% 08/01/20	190,000	201,637
CHS/Community Health Sys 5.125% 08/15/18	50,000	52,375
Davita Inc 5.750% 08/15/22	10,000	10,387
Davita Inc 6.375% 11/01/18	25,000	26,594
Davita Inc 6.625% 11/01/20	70,000	75,819
DJO Fin LLC/DJO Fin Corp 7.750% 04/15/18	160,000	163,200
DJO Fin LLC/DJO Fin Corp 8.750% 03/15/18	55,000	61,325
DJO Fin LLC/DJO Fin Corp 9.875% 04/15/18	20,000	21,950
Fresenius Med Care II–144A 5.625% 07/31/19	30,000	32,925
*HCA Holdings Inc 7.750% 05/15/21	260,000	289,737
HCA Holdings Inc 6.250% 02/15/21	65,000	69,306
HCA Inc 8.000% 10/01/18	30,000	35,100
HCA Inc 6.500% 02/15/20	45,000	50,766
*HCA Inc 7.500% 02/15/22	440,000	506,000
Health Management Assoc 6.125% 04/15/16	105,000	115,237
Health Management Assoc 7.375% 01/15/20	50,000	54,875
Healthsouth Corp 8.125% 02/15/20	65,000	71,662
Healthsouth Corp 5.750% 11/01/24	25,000	25,062
Healthsouth Corp 7.750% 09/15/22	54,000	58,725
Hologic Inc 6.250% 08/01/20	15,000	15,956
Hologic Inc -144A 6.250% 08/01/20	70,000	74,462
IMS Health Inc–144A 6.000% 11/01/20	85,000	88,612
Mylan Inc–144A 7.875% 07/15/20	85,000	99,188
Radiation Therapy Service 8.875% 01/15/17	60,000	58,500
Radiation Therapy Service 9.875% 04/15/17	100,000	62,000
Surgical Care Affiliates–144A 8.875% 07/15/15	208,726	211,335
Tenet Healthcare Corp 8.000% 08/01/20	260,000	286,975
Tenet Healthcare Corp–144A 4.750% 06/01/20	135,000	135,675
USPI Finance Corp 9.000% 04/01/20	85,000	96,262
Valeant Pharmaceuticals–144A 7.000% 10/01/20	115,000	123,912
Valeant Pharmaceuticals–144A 6.750% 08/15/21	85,000	90,525
Valeant Pharmaceuticals–144A 7.250% 07/15/22	110,000	119,625
		3,564,521
Industrials (11.6%)
ADS Waste Holdings–144A 8.250% 10/01/20	80,000	86,200
Aircastle Ltd 9.750% 08/01/18	80,000	91,300
Aircastle Ltd 6.750% 04/15/17	20,000	22,000
Aircastle Ltd 7.625% 04/15/20	40,000	46,300
Amsted Industries–144A 8.125% 03/15/18	105,000	112,875
Ashtead Capital Inc–144A 6.500% 07/15/22	40,000	43,450
Associated Materials Inc 9.125% 11/01/17	65,000	69,387
Avis Budget Car Rental 9.625% 03/15/18	65,000	73,369
Avis Budget Car Rental 8.250% 01/15/19	125,000	138,594
Avis Budget Car Rental–144A 4.875% 11/15/17	35,000	35,919
#Avis Budget Car Rental–144A 5.500% 04/01/23	45,000	44,887
Belden Inc–144A 5.500% 09/01/22	105,000	107,625
Bombardier Inc–144A 7.750% 03/15/20	45,000	51,750
Bombardier Inc–144A 5.750% 03/15/22	45,000	46,181
Bombardier Inc–144A 6.125% 01/15/23	35,000	36,312
Building Materials Corp–144A 6.875% 08/15/18	20,000	21,450
Building Materials Corp–144A 6.750% 05/01/21	60,000	65,550
Case New Holland Inc 7.875% 12/01/17	55,000	64,350
*CDW LLC/CDW Finance 8.500% 04/01/19	220,000	245,575
CEVA Group Plc–144A 8.375% 12/01/17	150,000	154,500
Clean Harbors Inc 5.250% 08/01/20	85,000	87,762
#Corrections Corp of America–144A 4.125% 04/01/20	25,000	25,375
#Corrections Corp of America–144A 4.625% 05/01/23	25,000	25,594
Energy Future/EFIH Finan 10.000% 12/01/20	17,000	19,274
Energy Future/EFIH Finan–144A 6.875% 08/15/17	20,000	21,050
FGI Operating Co LLC–144A 7.875% 05/01/20	70,000	73,500
GenCorp, Inc.–144A 7.125% 03/15/21	75,000	79,125
General Cable Corp–144A 5.750% 10/01/22	45,000	45,900
Geo Group Inc 7.750% 10/15/17	110,000	117,150
Great Lakes Dredge & Dock 7.375% 02/01/19	95,000	100,225
Griffon Corp 7.125% 04/01/18	75,000	81,000
H&E Equipment Services–144A 7.000% 09/01/22	80,000	88,000
Hertz Corp 7.500% 10/15/18	150,000	165,562
Hertz Corp 5.875% 10/15/20	55,000	58,025
Hillman Group Inc 10.875% 06/01/18	90,000	99,000
Hillman Group Inc–144A 10.875% 06/01/18	15,000	16,500
Interline Brands Inc 7.500% 11/15/18	70,000	75,950
Isabelle Acquisition Sub -144A 10.000% 11/15/18	30,000	33,225
Manitowoc Company Inc 8.500% 11/01/20	120,000	135,600
Meads Prods LLC–144A 6.750% 04/30/20	30,000	32,025
Mueller Water Products 8.750% 09/01/20	40,000	45,500
NXP BV/NXP Funding LLC 5.750% 02/15/21	200,000	207,500
NXP BV/NXP Funding LLC–144A 9.750% 08/01/18	100,000	114,000
Oshkosh Corp 8.250% 03/01/17	65,000	70,769
Oshkosh Corp 8.500% 03/01/20	65,000	72,800
Ply Gem Industriers 8.250% 02/15/18	55,000	59,881
RBS Global & Rexnord Corp 8.500% 05/01/18	120,000	131,550
#RHP Hotel PPTY–144A 5.000% 04/15/21	25,000	25,187
RSC Equipment Rent/RSC Holdings 8.250% 02/01/21	95,000	107,587
Sensata Technologies–144A 6.500% 05/15/19	155,000	167,012
Terex Corp 6.500% 04/01/20	65,000	69,306
Terex Corp 6.000% 05/15/21	55,000	57,887
Titan International Inc 7.875% 10/01/17	20,000	21,525
Trinseo Op / Fin–144A 8.750% 02/01/19	95,000	94,050
Triumph Group Inc–144A 4.875% 04/01/21	60,000	60,600
United Rentals North Am 9.250% 12/15/19	100,000	114,000
United Rentals North Am 8.375% 09/15/20	30,000	33,450
UR Financing Escrow Corp 7.625% 04/15/22	30,000	33,525
UR Financing Escrow Corp 7.375% 05/15/20	80,000	88,800
		4,512,345
Information Technology (8.1%)
Alcatel-Lucent USA Inc 6.450% 03/15/29	180,000	138,600
Amkor Technologies Inc 7.375% 05/01/18	60,000	62,850
Anixter Inc 5.625% 05/01/19	40,000	42,500
Aspect Software Inc 10.625% 05/15/17	65,000	65,000
Audatex North America Inc–144A 6.750% 06/15/18	65,000	69,712
Commscope Inc–144A 8.250% 01/15/19	115,000	124,775
Epicor Software Corp 8.625% 05/01/19	110,000	119,075
First Data Corp 12.625% 01/15/21	212,000	229,755
First Data Corp–144A 8.875% 08/15/20	110,000	122,925
First Data Corp–144A 8.250% 01/15/21	35,000	36,400
First Data Corp–144A 8.750% 01/15/22	328,000	346,860
First Data Corp–144A 7.375% 06/15/19	35,000	37,231
First Data Corporation–144A 6.750% 11/01/20	145,000	151,162
Freescale Semiconductor–144A 9.250% 04/15/18	105,000	115,237
Freescale Semiconductor–144A 10.125% 03/15/18	70,000	77,525
Infor US Inc 11.500% 07/15/18	55,000	64,625
Infor US Inc 9.375% 04/01/19	105,000	119,044
Kinetics Concept/KCI USA 10.500% 11/01/18	195,000	211,087
McGraw-Hill Global ED–144A 9.750% 04/01/21	40,000	39,600
MagnaChip Semiconductor 10.500% 04/15/18	135,000	150,525
Mantech International 7.250% 04/15/18	85,000	90,100
MEMC Electronics Materia 7.750% 04/01/19	75,000	69,375
Sinclair Television Group 8.375% 10/15/18	30,000	33,450
Sinclair Television Group–144A 9.250% 11/01/17	85,000	92,119
Sinclair Television Group–144A 6.125% 10/01/22	70,000	73,325
#Sinclair Television Group–144A 5.375% 04/01/21	80,000	79,400
SSI Invest II/Co-Issr LLC 11.125% 06/01/18	100,000	111,000
Sungard Data Systems Inc 7.375% 11/15/18	135,000	144,450
Sungard Data Systems Inc–144A 6.625% 11/01/19	110,000	113,575
		3,131,282
Materials (6.8%)
*Ardagh Packaging Fin–144A 9.125% 10/15/20	200,000	221,500
Ashland Inc–144A 3.875% 04/15/18	55,000	55,687
Ashland Inc–144A 4.750% 08/15/22	55,000	55,962
Atkore International Inc 9.875% 01/01/18	85,000	93,286
Boe Merger Corp–144A 9.500% 11/01/17	25,000	26,906
Bway Holding Co 10.000% 06/15/18	100,000	112,000
FMG Resources–144A 6.875% 02/01/18	125,000	131,406
FMG Resources–144A 8.250% 11/01/19	90,000	97,087
Hexion Us Fin/Nova Scoti 8.875% 02/01/18	100,000	103,500
Hexion US Fin/Nova Scoti 9.000% 11/15/20	55,000	52,250
Hexion US Finance Corp 6.625% 04/15/20	55,000	55,137
Hexion US Finance Corp–144A 6.625% 04/15/20	80,000	80,200
Huntsman International LLC 8.625% 03/15/21	50,000	56,250
Huntsman International LLC 4.875% 11/15/20	35,000	35,262
Huntsman International LLC 8.625% 03/15/20	35,000	39,112
Huntsman International LLC–144A 4.875% 11/15/20	25,000	25,187
Ineos Finance PLC–144A 8.375% 02/15/19	200,000	221,250
Ineos Group Holdings PLC–144A 8.500% 02/15/16	55,000	55,825
(3)Noranda Aluminium Acquisition 4.524% 05/15/15	107,963	107,963
Noranda Aluminium Acquisition–144A 11.000% 06/01/19	40,000	40,000
Novelis Inc 8.375% 12/15/17	80,000	87,600
Novelis Inc 8.750% 12/15/20	25,000	28,187
Packaging Dynamics Corp–144A 8.750% 02/01/16	75,000	78,469
Polyone Corp 7.375% 09/15/20	60,000	66,300
Polypore International 7.500% 11/15/17	100,000	107,250
Rain CII Carbon LLC–144A 8.000% 12/01/18	35,000	37,012
(2)Reichhold Industries Inc–144A 11.000% 05/08/17	206,752	162,817
Rockwood Specialities Group 4.625% 10/15/20	45,000	46,125
Scotts Miracle-Gro Co 7.250% 01/15/18	45,000	47,925
Scotts Miracle-Gro Co 6.625% 12/15/20	25,000	27,250
Sealed Air Corp–144A 8.375% 09/15/21	75,000	85,875
Sealed Air Corp–144A 6.500% 12/01/20	35,000	38,325
Tekni-Plex Inc–144A 9.750% 06/01/19	60,000	66,300
Vulcan Materials 7.500% 06/15/21	80,000	94,200
		2,639,405
Telecommunication Services (10.0%)
Block Communications Inc–144A 7.250% 02/01/20	65,000	70,687
Centurylink Inc 5.800% 03/15/22	210,000	212,625
Centurylink Inc 5.625% 04/01/20	50,000	51,125
Cogent Communications–144A 8.375% 02/15/18	60,000	66,450
Crown Castle Intl Corp 5.250% 01/15/23	80,000	81,400
Everest Acq LLC 6.875% 05/01/19	45,000	49,275
Everest Acq LLC 9.375% 05/01/20	170,000	196,350
GCI Inc 8.625% 11/15/19	100,000	105,500
GCI Inc 6.750% 06/01/21	5,000	4,687
Intelsat Jackson Holdings 7.250% 10/15/20	235,000	258,206
Intelsat Jackson Holdings 7.500% 04/01/21	10,000	11,125
Intelsat Jackson Holdings–144A 6.625% 12/15/22	180,000	190,575
Intelsat Luxembourg 11.250% 02/04/17	60,000	63,900
Intelsat Luxembourg 11.500% 02/04/17	95,000	100,890
#Intelsat Luxembourg Holdings–144A 7.750% 06/01/21	130,000	132,275
#Intelsat Luxembourg Holdings–144A 8.125% 06/01/23	60,000	60,975
IPCS Inc 3.549% 05/01/14	77,001	77,097
ITC Deltacom Inc 10.500% 04/01/16	72,000	75,960
Level 3 Communications 11.875% 02/01/19	50,000	58,625
Level 3 Financing Inc 9.375% 04/01/19	45,000	50,454
Level 3 Financing Inc 8.625% 07/15/20	85,000	94,775
Level 3 Financing Inc 8.125% 07/01/19	85,000	93,500
Metropcs Wireless Inc 7.875% 09/01/18	60,000	65,550
Metropcs Wireless Inc–144A 6.250% 04/01/21	50,000	50,875
Metropcs Wireless Inc–144A 6.625% 04/01/23	50,000	51,000
Paetec Corp 9.875% 12/01/18	100,000	114,750
SBA Telecommunications 8.250% 08/15/19	39,000	42,998
*Sprint Capital Corp 8.750% 03/15/32	570,000	679,725
Sprint Nextel Corp–144A 9.000% 11/15/18	220,000	271,975
Syniverse Holdings Inc 9.125% 01/15/19	20,000	21,950
Wind Acquisition Fin SA–144A 7.250% 02/15/18	200,000	208,250
Windstream Corp 8.125% 09/01/18	40,000	43,800
Windstream Corp 7.750% 10/01/21	140,000	152,600
Windstream Corp 7.500% 04/01/23	35,000	37,100
Windstream Corp–144A 6.375% 08/01/23	60,000	59,550
		3,906,579
Utilities (1.8%)
AES Corp 8.000% 10/15/17	105,000	123,506
AES Corp 9.750% 04/15/16	30,000	35,775
Calpine Corp–144A 7.250% 10/15/17	27,000	28,620
Calpine Corp–144A 7.875% 07/31/20	27,000	29,565
Calpine Corp–144A 7.500% 02/15/21	113,000	124,017
Calpine Corp–144A 7.875% 01/15/23	22,000	24,420
Energy Future Holdings–144A 10.000% 12/01/20	90,000	101,250
NRG Energy Inc 8.250% 09/01/20	10,000	11,287
NRG Energy Inc 7.625% 01/15/18	165,000	187,686
NRG Energy Inc 7.875% 05/15/21	20,000	22,250
		688,376

TOTAL CORPORATE BONDS (COST: $34,355,595)		$36,492,435

ESCROW RIGHTS (0%)	Shares
(1)GCB US Oncology Inc (COST: $0)	205,000	$4,100

SHORT-TERM SECURITIES (6.3%)	Shares
(3)Wells Fargo Advantage Cash Investment Money Market Fund 0.064% (COST: $2,447,651)	2,447,651	$2,447,651

TOTAL INVESTMENTS IN SECURITIES (COST: $36,803,246) (100.2%)		$38,944,186
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)		(69,362)

NET ASSETS (100.0%)		$38,874,824

(1)	Non-income producing security.

(2)	Interest or dividend is paid-in-kind, when applicable.

(3)	Variable rate security. The rates for these securities are as of March 28, 2013.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid. These securities amount to $12,301,599, representing 31.6% of net assets.

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

#	When-issued purchase as of March 28, 2013.

WILLISTON BASIN /MID-NORTH AMERICA STOCK FUND
Schedule of Investments March 28, 2013 (unaudited)

	Principal Amount	Fair Value
COMMON STOCK (90.7%)

Consumer Staples (1.8%)
Archer-Daniels-Midland	154,000	$10,214,820

Energy (67.0%)
*Atwood Oceanics	390,000	13,154,700
*Basic Energy Svcs	260,000	22,601,800
*C&J Energy Services Inc	65,000	8,324,550
*Cameron International Corp	299,000	7,765,030
Canyon Services Group Inc	202,000	9,629,340
CARBO Ceramics Inc	267,105	3,651,325
*Continental Resources Inc	150,000	7,881,000
*Dresser-Rand Group Inc	800,000	8,792,000
Enbridge Inc	43,000	5,342,750
Ensco Plc	212,000	12,720,000
EOG Resources Inc	383,500	27,132,625
Halliburton Company	156,000	7,096,440
Helmerich & Payne Inc	49,000	6,393,030
Kinder Morgan Inc	69,500	9,897,495
*Kodiak Oil & Gas Corp	541,000	12,388,900
Lufkin Industries Inc	340,000	22,168,000
McDermott Intl Inc	21,000	1,912,470
National Oilwell Varco Inc	212,000	9,866,480
*Oasis Petroleum	547,000	22,104,270
*Oil States Intl Inc	110,000	6,677,000
Phillips 66	2,970,000	26,997,300
Pioneer Natural Resources	165,000	10,954,350
Schlumberger Ltd	685,000	26,077,950
SM Enegry Co	177,000	10,550,970
*Superior Energy Services	203,000	16,558,710
Tesoro Corp	146,000	10,215,620
*Triangle Petroleum Corp	160,000	9,475,200
Valero Energy Corp	357,000	16,182,810
*Whiting Petroleum Corp	88,000	2,075,040
Williams Companies Inc	370,000	13,860,200
*Weatherford International Ltd	667,000	8,097,380
		376,544,735
Industrials (11.3%)
Canadian Pacific Railway LTD	460,000	23,386,400
Fluor Corp	229,000	17,149,810
*Titan Machinery Inc	250,000	9,812,500
Trinity Industries Inc	93,000	5,445,150
Union Pacific Corp	1,167,000	7,702,200
		63,496,060
Materials (7.0%)
Agrium Inc	86,000	8,385,000
Mosaic Company	170,000	10,482,200
PotashCorp	719,000	17,967,810
Silica Holdings Inc	92,013	2,553,361
		39,388,371
Utilities (3.6%)
MDU Resources Group Inc	290,000	3,174,485
ONEOK Inc	445,000	17,212,600
		20,387,085

TOTAL COMMON STOCKS (COST: $455,824,912)		$510,031,071

SHORT-TERM SECURITIES (9.5%)	Shares
^Wells Fargo Advantage Cash Investment Money Market Fund 0.064% (COST: $53,100,476)	53,100,476	$53,100,476

TOTAL INVESTMENTS IN SECURITIES (COST: $508,925,388) (100.2%)		$563,131,547
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)		(1,009,783)

NET ASSETS (100.0%)		$562,121,764

*	Non-income producing

^	Variable rate security; rate shown represents rate as of March 28, 2013

INTEGRITY GROWTH & INCOME FUND
Schedule of Investments March 28, 2013 (unaudited)
	Quantity	Fair Value
COMMON STOCK (89.4%)

Consumer Discretionary (7.7%)
*Walt Disney Company	5,000	$284,000
Kohls Corp	9,500	438,235
Lowe's Companies Inc	17,000	644,640
McDonalds Corp	9,000	897,210
		2,264,085
Consumer Staples (7.0%)
General Mills Inc	15,000	739,650
Mondelez International Inc	29,000	887,690
*Whole Foods Market Inc.	5,000	433,750
		2,061,090
Energy (11.0%)
*Continental Resources Inc	4,400	382,492
Enbridge Inc	11,000	511,940
Halliburton Company	14,400	581,904
*Kodiak Oil & Gas Corp	65,000	590,850
National Oilwell Varco Inc	11,500	813,625
Valero Energy Corp	8,150	370,744
		3,251,555
Financials (14.1%)
BlackRock Inc	2,700	693,576
Citigroup Inc	17,000	752,080
Huntington Bancshares Inc	30,000	221,700
Morgan Stanley	20,000	439,600
*PNC Financial Services Group Inc	5,000	332,500
*Realogy Holdings Corp	6,000	293,040
Wells Fargo & Company	39,000	1,442,610
		4,175,106
Health Care (8.5%)
Johnson & Johnson	10,000	815,300
Merck & Co Inc	18,000	796,140
Thermo Fisher Scientific Inc	11,700	894,933
		2,506,373
Industrials (11.7%)
Fluor Corp	9,000	596,970
Kennametal Inc	8,100	316,224
Parker-Hannifin	3,900	357,162
*Titan Machinery Inc	11,300	313,575
Trinity Industries Inc	14,600	661,818
Triumph Group Inc	8,000	628,000
Union Pacific Corp	4,000	569,640
		3,443,389
Information Technology (17.4%)
Apple Inc	2,800	1,239,364
*Cognizant Technology Solutions Corp	7,000	536,270
*EMC Corp	24,000	573,360
Intel Corp	37,000	808,450
Oracle Corp	20,200	653,268
Qualcomm Inc	12,400	830,180
*Super Micro Computer Inc	45,000	508,050
		5,148,942
Materials (5.9%)
Agrium Inc	3,200	312,000
Mosaic Company	7,200	429,192
Lyondellbasell Indu Class A	15,700	993,653
		1,734,845
Telecommunication Services (3.0%)
AT&T Inc	12,000	440,280
CenturyLink Inc	13,200	463,716
		903,996
Utilities (3.1%)
MDU Resources Group Inc	36,500	912,135

TOTAL COMMON STOCKS (COST: $22,852,173)		$26,401,516

SHORT-TERM SECURITIES (10.7%)	Shares
^Wells Fargo Advantage Cash Investment Money Market Fund 0.064% (COST: $3,163,164)	3,163,164	$3,163,164

TOTAL INVESTMENTS IN SECURITIES (COST: $26,015,337) (100.1%)		$29,564,680
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(40,872)

NET ASSETS (100.0%)		$29,523,808

^	Variable rate security; rate shown represents rate as of March 28, 2013.

INTEGRITY DIVIDEND HARVEST FUND
Schedule of Investments March 28, 2013 (unaudited)
	Quantity	Fair Value
COMMON STOCK (95.5%)

Consumer Discretionary (7.5%)
Leggett & Platt Inc	5,500	$185,790
McDonalds Corp	4,550	453,590
		639,380
Consumer Staples (27.5%)
Altria Group Inc	11,800	405,802
Clorox Co/The	2,200	194,766
Coca-Cola Co/The	5,600	226,464
H.J. Heinz Co	2,700	195,129
Kimberly-Clark Corp	4,550	445,809
Lorillard Inc	3,000	121,050
PepsiCo Inc	4,400	348,084
Procter & Gamble Co/The	5,400	416,124
		2,353,228
Energy (11.0%)
Chevron Corp	2,950	350,519
HollyFrontier Corp	1,800	92,610
Kinder Morgan Inc	4,200	162,456
Occidental Petroleum Corp	2,600	203,762
Williams Companies Inc	3,500	131,110
		940,457
Financials (4.4%)
Cincinnati Financial Corp	2,700	127,413
Mercury General Corp	3,500	132,755
Wells Fargo & Company	3,000	110,970
		371,138
Health Care (8.4%)
Johnson & Johnson	6,000	489,180
Merck & Co Inc	3,400	150,382
Novartis AG–ADR	1,100	78,364
		717,926
Industrials (4.1%)
Emerson Electric Co	6,300	351,981

Information Technology (3.6%)
Apple Inc	240	106,231
Automatic Data Processing, Inc	1,000	65,020
Intel Corp	6,200	135,470
		306,721
Materials (2.6%)
Air Products & Chemical	900	78,408
Dow Chemical Co/The	4,500	143,280
		221,688
Telecommunication Services (6.7%)
AT&T Inc	11,300	414,597
Verizon Communications Inc	3,200	157,280
		571,877
Utilities (19.7%)
Black Hills Corp	3,000	132,120
Consolidated Edison Inc	6,200	378,386
Duke Energy Corp	2,900	210,511
MDU Resources Group Inc	11,600	289,884
PPL Corp	2,200	68,882
SCANA Corp	1,500	76,740
Southern Company	5,000	234,600
Vectren Corp	6,200	219,604
WGL Holdings, Inc.	1,700	74,970
		1,685,697

TOTAL COMMON STOCKS (COST: $7,462,400)		$8,160,093

SHORT-TERM SECURITIES (5.7%)	Shares
^Wells Fargo Advantage Cash Investment Money Market Fund 0.064% (COST: $488,498)	488,498	$488,498

TOTAL INVESTMENTS IN SECURITIES (COST: $7,950,898) (101.2%)		$8,648,591
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.2%)		(100,820)

NET ASSETS (100.0%)		$8,547,771

*	Non-income producing

^	Variable rate security; rate shown represents rate as of March 28, 2013.

NOTE: INVESTMENT IN SECURITIES (unaudited)

March 28, 2013, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Integrity High Income Fund	Williston Basin/Mid-North America Stock Fund	Integrity Growth & Income Fund	Integrity Dividend Harvest Fund
Investments at cost	$36,803,246	$508,925,388	$26,015,337	$7,950,898
Unrealized appreciation	$2,331,735	$65,608,273	$3,979,837	$780,323
Unrealized depreciation	($190,795)	($11,402,114)	($430,494)	($82,630)
Net unrealized appreciation (depreciation)*	$2,140,940	$54,206,159	$3,549,343	$697,693

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of March 28, 2013:

Integrity High Income Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$2,447,651	$0	$0	$2,447,651
Escrow Rights	$0	$4,100	$0	$4,100
Corporate Bonds	$0	$36,492,435	$0	$36,492,435
Total	$2,447,651	$36,496,535	$0	$38,944,186

Williston Basin/Mid-North America Stock Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$53,100,476	$0	$0	$53,100,476
Common Stock	510,031,071	0	0	510,031,071
Total	$563,131,547	$0	$0	$563,131,547

Integrity Growth & Income Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$3,163,164	$0	$0	$3,163,164
Common Stock	26,401,516	0	0	26,401,516
Total	$29,564,680	$0	$0	$29,564,680

Integrity Dividend Harvest Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$488,498	$0	$0	$488,498
Common Stock	8,160,093	0	0	8,160,093
Total	$8,648,591	$0	$0	$8,648,591

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 22, 2013

By: /s/ Adam Forthun
Adam Forthun
Treasurer

May 22, 2013